SCHEDULE OF WARRANTS ACTIVITY (Details) (Parenthetical)	12 Months Ended
Oct. 31, 2021 shares
Cashless warrant exercise	406
Warrant [Member]
Issuance of Common Stock, Initial Public Offering, net of Issuance Cost, shares	406